Schedule of Assets Held at End of Year (Tables)	12 Months Ended
Dec. 31, 2025
EBP002 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets Held at End of Year

At December 31, 2025
		Thousands of Dollars
(a) (b)	(c)	(d)	(e)
Identity of issue borrower, lessor Current or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value	Historical Cost	Current Value
* Phillips 66	Stock Fund	$ **	1,050,021
* Phillips 66	Leveraged Stock Fund	**	42,114
ConocoPhillips	Stock Fund	**	118,915
ConocoPhillips	Leveraged Stock Fund	**	46,710
IGT Invesco Short-Term Bond Fund	Short-Term Bond	**	296,839
IGT Invesco Intermediate Gov/Credit Fund	Multi-Mgr. Intermediate Government	**	67,116
IGT PIMCO Intermediate Gov/Credit Fund	Multi-Mgr. Intermediate Government	**	32,896
IGT Jennison Intermediate Gov/Credit Fund	Multi-Mgr. Intermediate Government	**	64,781
IGT Loomis Sayles Intermediate Fund	Multi-Mgr. Intermediate Government	**	33,066
IGT Dodge & Cox Core Fixed Income	Multi-Mgr. Core Fixed Income Fund	**	33,141
IGT Invesco Core Fixed Income Fund	Multi-Mgr. Core Fixed Income Fund	**	33,810
IGT PIMCO Core Fixed Income Fund	Multi-Mgr. Core Fixed Income Fund	**	33,799
IGT Loomis Sayles Core Fixed Income Fund	Multi-Mgr. Core Fixed Income Fund	**	32,018
Multiple Asset Wraps	Insurance Wrapper(s)	**	11,254
* Northern Trust	Short-Term Investment Fund	**	8,045
DFA Investment 95081222	DFA Emerging Markets Core Equity, Inst	**	23,194
Goldman Sachs	Goldman Sachs Small/Mid Cap Value Class R6	**	23,303
Goldman Sachs Core	Goldman Sachs Core Plus Fixed Income Collective Trust	**	43,130
JPMCB Large Cap	JPMCB Large Cap Growth Fund; Class CF-E		509,253
* Vanguard Explorer	Vanguard Explorer Fund Admiral Shares	**	56,549
* The Vanguard Group	Vanguard Inst 500 Index Trust B	**	1,468,875
	Vanguard Inst Extended Market Index Trust B	**	445,361
	Vanguard Inst Total Bond Market Index Trust	**	449,658
	Vanguard Inst Total Int Stock Market Index Trust	**	462,479
	Vanguard International Growth Fund Admiral Shares	**	109,122
	Vanguard International Value Fund	**	60,159
	Vanguard Federal Money Market Fund	**	890
	Vanguard Target Retirement 2020 Trust Select	**	127,238
	Vanguard Target Retirement 2025 Trust Select	**	253,688
	Vanguard Target Retirement 2030 Trust Select	**	305,361
	Vanguard Target Retirement 2035 Trust Select	**	331,868
	Vanguard Target Retirement 2040 Trust Select	**	301,336
	Vanguard Target Retirement 2045 Trust Select	**	353,727
	Vanguard Target Retirement 2050 Trust Select	**	385,224
	Vanguard Target Retirement 2055 Trust Select	**	294,777
	Vanguard Target Retirement 2060 Trust Select	**	127,131
	Vanguard Target Retirement 2065 Trust Select	**	48,618
	Vanguard Target Retirement 2070 Trust Select	**	14,602
	Vanguard Target Retirement Income Trust	**	87,633
	Vanguard Windsor II Fund Admiral Shares	**	198,830
* Participants	Loans to Plan Participants, Interest rates ranging from 3.25% to 9.50%	**	79,147
			$8,465,678

* Party-in-interest

** Historical cost information is not required for participant-directed investments.